Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subordinated liabilities [abstract]
Disclosure of subordinated liabilities

	Barclays Bank Group
	2024	2023
	£m	£m
At amortised cost
As at 1 January	35,903	38,253
Issuances	11,222	5,986
Redemptions	(5,067)	(7,431)
Other	(183)	(905)
As at 31 December	41,875	35,903

Designated at fair value (Note 15)	537	579
Total subordinated liabilities	42,412	36,482
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	Barclays Bank Group
	2024	2023
	£m	£m
Undated subordinated liabilities	134	143
Dated subordinated liabilities	42,278	36,339
Total subordinated liabilities	42,412	36,482

Undated subordinated liabilities[1]		Barclays Bank Group
		2024	2023
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Undated Notes
6.125% Undated Subordinated Notes	2027	35	35
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	40	44
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	59	64
Total undated subordinated liabilities		134	143
Note
          1  Instrument values are disclosed to the nearest million.

Dated subordinated liabilities[1]			Barclays Bank Group

			2024	2023
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
5.75% Fixed Rate Subordinated Notes		2026	279	282
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	76	84
6.33% Subordinated Notes (GBP 50m)		2032	45	48
Subordinated Floating Rate Notes (EUR 68m)		2040	56	59
External issuances by other subsidiaries		2033	623	649
Barclays Bank PLC notes issued intra-group to Barclays PLC
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	117	117
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,051	1,019
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	810	816
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	920	898
8.407% Fixed Rate Resetting Subordinated Callable Loan (GBP 1,000m)	2027	2032	1,008	1,030
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	941	931
4.973% Fixed Rate Resetting Tier2 Subordinated Callable Notes (EUR 1,500m)	2031	2036	1,320	—
7.437% Fixed Rate Resetting Subordinated Callable Notes (USD 2,000m)	2032	2033	1,573	1,609
5.262% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m)	2033	2034	1,130	1,180
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 860m)	2033	2034	655	672
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	586	619
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	408	445
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	556	636
Floating Rate Subordinated Notes (USD 456m)		2047	370	365
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			3,457	5,632
Various Subordinated Floating Rate Loans			334	458
Various Fixed Rate Subordinated Callable Loans			24,401	17,841
Various Subordinated Floating Rate Callable Loans			1,025	370
Zero Coupon Callable Loans		2052	537	579
Total dated subordinated liabilities			42,278	36,339
        Note
1  Instrument values are disclosed to the nearest million.